Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 25,767	$ 8,224	$ 10,269
Accounts receivable	110,940	91,480	93,854
Inventories	$ 38,344	35,168	$ 51,033
Prepaid Expenses		10,500
Deferred offering and financing costs	$ 42,788	48,725	$ 47,449
Total current assets	217,839	194,097	$ 202,605
Property and equipment	$ 1,117	$ 1,397
Intangible asset			$ 33,369
Deposit		$ 63,800	50,300
Total assets	$ 218,956	259,294	286,274
Current Liabilities:
Accounts payable	580,148	390,578	239,123
Accounts payable - related party	78,524	144,646	62,573
Accrued expenses	241,440	$ 129,145	$ 5,756
Customer deposits	36,566
Short term debt	86,505	$ 84,700
Convertible note, net of unamortized debt discounts	559,109	453,579
Short-term debt - related parties	370,500	380,500	$ 237,000
Derivative liability	91,893	297,215
Line of credit		84,700	$ 109,490
Total current liabilities	$ 2,044,685	$ 1,880,363	653,942
Long-term debt - related party			3,318
Total liabilities		$ 1,880,363	657,260
Stockholders' deficit
Common stock, $0.001 par value; 150,000,000 shares authorized;25,632,144 and 25,250,001 shares issued and outstanding	$ 25,632	25,250	22,765
Additional paid in captial	726,616	611,105	334,110
Accumulated deficit	(2,577,977)	(2,257,424)	(727,861)
Total stockholders' deficit	(1,825,729)	(1,621,069)	(370,986)
Total liabilities and stockholders' deficit	$ 218,956	$ 259,294	$ 286,274